Schedule of right of use assets recognized (Details)	6 Months Ended
Jun. 30, 2022 GBP (£)
IfrsStatementLineItems [Line Items]
At January 1, 2022	£ 1,385,524
Charge for the period	(98,289)
At June 30, 2022	1,287,235
Buildings [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	1,379,360
Charge for the period	(96,234)
At June 30, 2022	1,283,126
Other assets [member]
IfrsStatementLineItems [Line Items]
At January 1, 2022	6,164
Charge for the period	(2,055)
At June 30, 2022	£ 4,109